As filed with the Securities and Exchange Commission on January 30, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:  811-09447

Jacob Funds Inc.
(Exact name of registrant as specified in charter)

c/o Jacob Asset Management of New York LLC
653 Manhattan Beach Blvd. #J
Manhattan Beach, CA 90266
(Address of principal executive offices) (Zip code)

Ryan Jacob
c/o Jacob Asset Management of New York LLC
653 Manhattan Beach Blvd. #J
Manhattan Beach, CA 90266
(Name and address of agent for service)

(424) 237-2164
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  November 30, 2011

Item 1. Schedule of Investments.

JACOB INTERNET FUND
SCHEDULE OF INVESTMENTS
November 30, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.1%
	Internet - Commerce - 25.0%
50,850	Bottomline Technologies, Inc. *	$1,144,125
42,000	Ctrip.com International Ltd. - ADR *^	1,142,400
46,000	eBay Inc. *	1,361,140
82,000	Expedia, Inc.	2,280,830
50,000	New Oriental Education & Technology Group, Inc. - ADR *^	1,262,000
50,544	Shutterfly, Inc. *	1,368,731
43,400	Travelzoo Inc.*(a)	1,214,766
		9,773,992
	Internet - Infrastructure - 44.0%
6,000	Apple Computer, Inc. *	2,293,200
26,800	Ariba Inc. *	813,380
14,700	athenahealth Inc. *(a)	873,180
28,000	Broadcom Corporation - Class A	849,660
80,000	Cisco Systems, Inc.	1,491,200
32,550	Cypress Semiconductor Corp.	620,728
58,850	LogMeIn, Inc. *	2,531,139
22,000	Red Hat, Inc. *	1,101,760
9,000	Salesforce.com, Inc. *	1,065,780
36,596	SanDisk Corporation *	1,804,549
36,647	Sourcefire Inc. *	1,213,749
35,200	SuccessFactors, Inc. *	901,120
372,100	TriQuint Semiconductor, Inc. *	1,626,077
		17,185,522
	Internet - Media - 28.1%
13,000	Baidu.com, Inc. - ADR *^	1,702,870
29,157	Geeknet, Inc. *	596,552
3,000	Google Inc. *	1,798,170
491,951	Hollywood Media Corp. *	639,536
18,000	IAC/InterActiveCorp. *	753,840
135,925	Jiayuan.com International Ltd. - ADR *^(a)	1,003,126
22,050	SINA Corporation *^(a)	1,457,064
40,000	Tencent Holdings Limited (HK)	781,803
141,874	Yahoo! Inc. *	2,228,841
		10,961,802
	TOTAL COMMON STOCKS (Cost $28,288,365)	37,921,316
Principal
Amount
	INVESTMENTS PURCHASED WITH CASH
	PROCEEDS FROM SECURITIES LENDING - 0.4%
	Commercial Paper - 0.4%
$681,386	Ottimo Funding LLC, 0.23%, Due 10/26/12(b)	143,717
	TOTAL INVESTMENTS PURCHASED WITH
	CASH PROCEEDS FROM SECURITIES
	LENDING (Cost $681,386)	143,717

	TOTAL INVESTMENTS (Cost $28,969,751) - 97.5%	38,065,033
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.5%	980,794
	TOTAL NET ASSETS - 100.0%	$39,045,827

*	Non Income Producing.
^	U.S. Dollar-denominated foreign security.
(a)	All or portion of shares are on loan.
(b)	Illiquid security fair valued by Valuation Committee as delegated by the Jacob Funds' Board of Directors.
ADR	American Depository Receipt.
HK	Security denominated in Hong Kong dollars. Value translated into U.S. dollars.

Jacob Internet Fund Summary of Fair Value Exposure

The Fund adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.
These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs")
used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Internet Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Corporation has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Corporations own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the inputs used to value the Internet Fund's investments as of November 30, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock
Internet - Commerce	$ 9,773,992	$ -	$ -	$ 9,773,992
Internet - Infrastructure	17,185,522	-	-	17,185,522
Internet - Media	10,961,802	-	-	10,961,802
Total Common Stock	37,921,316	-	-	37,921,316

Investments Purchased With Cash Proceeds From Securities Lending
Commercial Paper	-	-	143,717	143,717

Total Investments in Securities	$37,921,316	$ -	$ 143,717	$38,065,033

*There were no significant transfers into or out of Level 1 and Level 2 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description		Investments in Securities
Balance as of August 31, 2011		$ 166,439
Accrued discounts/premiums		-
Realized gain (loss)		-
Change in unrealized appreciation (depreciation)		(13,075)
Purchases		-
Sales		(9,647)
Transfers in and/or out of Level 3 *		-
Balance as of November 30, 2011		$ 143,717

* The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

Jacob Small Cap Growth Fund
Schedule of Investments
November 30, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.5%
	Accommodation & Food Services - 7.2%
7,000	Home Inns & Hotels Management, Inc - ADR *^	$217,420
16,000	7 Days Group Holdings Ltd. - ADR *^	222,080
		439,500
	Arts, Entertainment, and Recreation - 1.3%
120,000	DHX Media Ltd. *^	76,474

	Internet Services - 19.4%
20,687	Jiayuan.com International Ltd. - ADR *^	152,670
9,300	LogMeIn, Inc.*	399,993
7,650	Shutterfly, Inc.*	207,162
3,350	SINA Corporation*^	221,368
6,900	Travelzoo Inc. *	193,131
		1,174,324
	Oil & Gas - Exploration & Production - 20.0%
300,000	Bowood Energy Inc.*	70,592
32,000	DeeThree Exploration Ltd. *	66,827
7,000	GeoResources, Inc. *	199,570
9,500	Oasis Petroleum Inc. *	289,465
143,000	Primary Petroleum Corp.*	84,122
6,000	Rosetta Resources, Inc.*	326,040
6,000	Swift Energy Company *	176,340
		1,212,956
	Pharmaceuticals - 31.5%
32,589	Achillion Pharmaceuticals Inc.*	216,717
50,000	AEterna Zentaris Inc. *^	80,000
42,000	Amarin Corporation PLC - ADR *^	293,160
32,705	Derma Sciences, Inc. *	257,061
30,000	Exact Sciences Corp. *	254,700
22,000	Keryx Biopharmaceuticals, Inc.*	58,080
12,000	MAP Pharmaceuticals Inc.*	165,000
25,000	Rigel Pharmaceuticals, Inc.*	190,500
48,000	Synta Pharmaceuticals Corp. *	201,120
26,000	Trius Therapeutics, Inc. *	192,920
		1,909,258
	Semiconductors - 5.8%
5,500	Cypress Semiconductor Corp.	104,885
57,200	TriQuint Semiconductor, Inc.*	249,964
		354,849
	Software - 13.3%
4,100	Ariba Inc. *	124,435
2,500	athenahealth Inc.*	148,500
8,300	Bottomline Technologies, Inc.*	186,750
6,000	Sourcefire Inc.*	198,720
5,700	SuccessFactors, Inc.*	145,920
		804,325
	TOTAL COMMON STOCKS (Cost $5,814,976)	5,971,686

	TOTAL INVESTMENTS (Cost $5,814,976) - 98.5%	5,971,686
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.5%	89,377
	TOTAL NET ASSETS - 100.0%	$6,061,063

*	Non Income Producing.
^	U.S. Dollar-denominated foreign security.
ADR	American Depository Receipt.

Jacob Small Cap Growth Fund Summary of Fair Value Exposure

The Fund adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.
These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs")
used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Small Cap Growth Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Corporation has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Corporations own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Small Cap Growth Fund's investments as of November 30, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock
Accommodation & Food Services	$ 439,500	$ -	$ -	$ 439,500
Arts, Entertainment, and Recreation	76,474	-	-	76,474
Internet Services	1,174,324	-	-	1,174,324
Oil & Gas-Exploration & Production	1,212,956	-	-	1,212,956
Pharmaceuticals	1,909,258	-	-	1,909,258
Semiconductors	354,849	-	-	354,849
Software	804,325	-	-	804,325
Total Common Stock	5,971,686	-	-	5,971,686

Total Investments in Securities	$ 5,971,686	$ -	$ -	$ 5,971,686

*There were no significant transfers into or out of Level 1 and Level 2 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

JACOB WISDOM FUND
SCHEDULE OF INVESTMENTS
November 30, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.1%
	Air Freight & Logistics - 7.7%
2,400	C.H. Robinson Worldwide, Inc.	$164,424
4,500	Expeditors International of Washington, Inc.	195,795
6,000	United Parcel Service, Inc. (UPS) - Class B	430,500
		790,719
	Beverages - 9.7%
4,500	Anheuser-Busch InBev NV - ADR^	270,000
4,800	The Coca-Cola Company	322,704
3,000	Diageo plc - ADR^	256,830
2,400	PepsiCo, Inc.	153,600
		1,003,134
	Commercial Banks - 2.4%
15,000	Banco Latinoamericano de Comercio Exterior SA^	245,400
	Commercial Services & Supplies - 4.9%
2,400	The Sherwin-Williams Company	208,392
7,500	Verisk Analytics, Inc. - Class A*	294,600
		502,992
	Consumer Finance - 4.9%
4,500	American Express Company	216,180
3,000	Visa Inc. - Class A	290,910
		507,090
	Education - 2.0%
8,000	New Oriental Education & Technology Group, Inc. - ADR*^	201,920
	Food & Staples Retailing - 7.3%
2,000	Costco Wholesale Corporation	170,600
10,000	Wal Mart Stores, Inc.	589,000
		759,600
	Food Products - 5.7%
4,500	Mead Johnson Nutrition Company	339,120
7,200	Unilever NV - NY Shares ^	245,592
		584,712
	Health Care Equipment & Supplies - 4.4%
3,000	Becton Dickinson & Company	221,340
2,700	C. R. Bard, Inc.	235,413
		456,753
	Hotels, Restaurants & Leisure - 3.2%
3,500	McDonald's Corporation	334,320
	Household Products - 1.5%
2,400	The Procter & Gamble Company	154,968
	Insurance - 6.4%
3	Berkshire Hathaway Inc. - Class A*	355,500
3,600	The Chubb Corporation	242,784
1,500	Torchmark Corporation	63,885
		662,169
	Machinery - 6.6%
2,000	Cummins Inc.	192,660
3,600	The Toro Co.	203,292
6,000	WABCO Holdings Inc.*	282,060
		678,012

JACOB WISDOM FUND
SCHEDULE OF INVESTMENTS
November 30, 2011 (Unaudited), Continued

Shares		Value
	Oil, Gas & Consumable Fuels - 5.0%
3,600	Exxon Mobil Corporation	$289,584
6,000	Southwestern Energy Company*	228,300
		517,884
	Pharmaceuticals - 3.0%
9,000	Sanofi-Aventis - ADR^	315,090

	Real Estate Investment Trusts (REITs) - 19.9%
7,500	American Capital Agency Corporation	215,175
22,800	Annaly Capital Management Inc.	366,396
60,000	Anworth Mortgage Asset Corporation	379,800
24,000	Capstead Mortgage Corporation	299,520
15,000	CYS Investments, Inc.	196,950
12,000	Hatteras Financial Corporation	321,600
40,000	MFA Financial, Inc.	275,200
		2,054,641
	Software - 1.3%
4,000	MSCI Inc. - Class A*	135,000

	Textiles, Apparel & Luxury Goods - 2.2%
2,400	Nike, Inc. - Class B	230,832
	TOTAL COMMON STOCKS (Cost $8,576,063)	10,135,236

	TOTAL INVESTMENTS (Cost $8,576,063) - 98.1%	10,135,236
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.9%	192,226
	TOTAL NET ASSETS - 100.00%	$10,327,462

*	Non Income Producing.
^	U.S. Dollar-denominated foreign security.
ADR	American Depository Receipt.

Jacob Wisdom Fund Summary of Fair Value Exposure

The Fund adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.
These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs")
used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Wisdom Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Corporation has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Corporations own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Wisdom Fund's investments as of November 30, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock
Air Freight & Logistics	$ 790,719	$ -	$ -	$ 790,719
Beverages	1,003,134	-	-	1,003,134
Commercial Banks	245,400	-	-	245,400
Commercial Services & Supplies	502,992	-	-	502,992
Consumer Finance	507,090	-	-	507,090
Education	201,920	-	-	201,920
Food & Staples Retailing	759,600	-	-	759,600
Food Products	584,712	-	-	584,712
Health Care Equipment & Supplies	456,753	-	-	456,753
Hotels, Restaurants & Leisure	334,320	-	-	334,320
Household Products	154,968	-	-	154,968
Insurance	662,169	-	-	662,169
Machinery	678,012	-	-	678,012
Oil, Gas & Consumable Fuels	517,884	-	-	517,884
Pharmaceuticals	315,090	-	-	315,090
Real Estate Investment Trusts	2,054,641	-	-	2,054,641
Software	135,000	-	-	135,000
Textiles, Apparel & Luxury Goods	230,832	-	-	230,832
Total Common Stock	10,135,236	-	-	10,135,236

Total Investments in Securities	$ 10,135,236	$ -	$ -	$ 10,135,236

*There were no significant transfers into or out of Level 1 and Level 2 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

The cost basis of investments in the Jacob Internet Fund for federal income tax purposes at November 30, 2011 was as follows*:

Cost of investments                                                                $ 28,969,751
Gross unrealized appreciation                                                  14,176,937
Gross unrealized depreciation                                                 (5,081,655)
Net unrealized appreciation                                                     $ 9,095,282

The cost basis of investments in the Jacob Small Cap Growth Fund for federal income tax purposes at November 30, 2011 was as follows*:

Cost of investments                                                                $  5,814,976
Gross unrealized appreciation                                                    1,060,584
Gross unrealized depreciation                                                    (903,874)
Net unrealized appreciation                                                       $  156,710

The cost basis of investments in the Jacob Wisdom Fund for federal income tax purposes at November 30, 2011 was as follows*:

Cost of investments                                                                $  8,576,063
Gross unrealized appreciation                                                   1,723,000
Gross unrealized depreciation                                                    (163,827)
Net unrealized appreciation                                                        1,559,173

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent semi-annual or annual report.

In March 2008, accounting standards regarding disclosures about derivative instruments and hedging activity standards were issued. These standards are intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.  These standards do not have any impact on the Funds’ financial statement disclosures because the Funds have not maintained any positions in derivative instruments or engaged in hedging activities.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Jacob Funds Inc.

By (Signature and Title)  /s/ Ryan Jacob
                                            Ryan Jacob, President

Date  January 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Ryan Jacob
                                            Ryan Jacob, President

Date  January 26, 2012

By (Signature and Title)  /s/ Francis Alexander
                                            Francis Alexander, Treasurer

Date  January 30, 2012